Selected Statements Of Income Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Income Data [Abstract]
Selected Statements Of Income Data
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:

Interest on bank deposits	$143	$786	$1,185
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,133	2,455	3,191

	2,276	3,241	4,376
Financial expenses:

Interest and other bank charges	(99)	(186)	(163)
Foreign currency translation differences, net	(190)	(998)	(13)

	$1,987	$2,057	$4,200